Acquisition costs and other expenditure from continuing operations	6 Months Ended
Jun. 30, 2019
Acquisition costs and other expenditure from continuing operations
Acquisition costs and other expenditure from continuing operations

B2     Acquisition costs and other expenditure from continuing operations

	2019 £m	2018* £m
	Half year	Half year
Acquisition costs incurred for insurance policies	(1,630)	(1,538)
Acquisition costs deferred less amortisation of acquisition costsnote(i)	774	(61)
Administration costs and other expenditurenote(ii)	(1,771)	(1,625)
Movements in amounts attributable to external unit holders of consolidated investment funds	(84)	(61)
Total acquisition costs and other expenditure from continuing operations	(2,711)	(3,285)

*      The half year 2018 comparative results have been re-presented from those previously published to reflect the Group’s UK and Europe operations as discontinued operations at 30 June 2019 (as described in note A2).

Notes

(i)	The components of ‘acquisition costs deferred less amortisation of acquisition costs’ of £774 million in half year 2019 are set out in note C5.2.
(ii)

Included in total administration costs and other expenditure for half year 2019 is depreciation of property, plant and equipment of £(83) million (half year 2018: £(34) million). Out of the £(83) million of depreciation of property, plant and equipment for half year 2019, £(51) million relates to the right-of-use assets recognised under IFRS 16 adopted in 2019 (as described in note A3).